Note 12 - Fair Value Measures - Summary of Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Reported Value Measurement [Member]
Cash and cash equivalents	$ 9,937	$ 1,694
FHLB stock	351	333
Loans receivable, net	30,627	31,981
Deposits	29,536	20,856
Advances, short-term	0	500
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	9,937	1,694
FHLB stock	0	0
Loans receivable, net	0	0
Deposits	0	0
Advances, short-term	0	500
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0	0
FHLB stock	351	333
Loans receivable, net	0	0
Deposits	0	0
Advances, short-term	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	0	0
FHLB stock	0	0
Loans receivable, net	28,232	30,309
Deposits	25,887	18,787
Advances, short-term	$ 0	$ 0